Income Taxes - Components of income tax expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current:
Domestic, Current	¥ 74,117	¥ 35,107	¥ 69,661
Foreign, Current	22,825	16,554	7,323
Subtotal, Current	96,942	51,661	76,984
Deferred:
Domestic, Deferred	2,566	14,356	1,561
Foreign, Deferred	(2,878)	(8,219)	1,545
Subtotal, Deferred	(312)	6,137	3,106
Total	¥ 96,630	¥ 57,798	¥ 80,090